AMG Trilogy Emerging Markets Equity Fund
AMG Trilogy Emerging Markets Equity Fund
INVESTMENT OBJECTIVE
The AMG Trilogy Emerging Markets Equity Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMG Trilogy Emerging Markets Equity Fund	Investor Class	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Trilogy Emerging Markets Equity Fund	Investor Class	Service Class	Institutional Class
Management Fee	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	none	none
Other Expenses	0.49%	0.30%	0.24%
Total Annual Fund Operating Expenses	1.44%	1.00%	0.94%

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Trilogy Emerging Markets Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	147	456	787	1,724
Service Class	102	318	552	1,225
Institutional Class	96	300	520	1,155

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of issuers located in emerging market countries. Trilogy Global Advisors, LP (“Trilogy” or the “Subadvisor”) considers equity securities to include common and preferred stocks, initial public offering (“IPO”) investments, securities convertible into equities (such as warrants and convertible bonds), and securities with equity characteristics, including, but not limited to, equity linked notes and participatory notes. The Fund may allocate investments across different emerging markets countries. Trilogy considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded principally in an emerging market country, it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Subadvisor currently expects that the Fund’s portfolio will normally consist of between 60 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other depositary receipts of non-U.S. listed companies. The Fund may also invest in derivative instruments, including but not limited to swaps, such as total return swaps, equity index futures, currency forwards, exchange-traded futures, and forward foreign currency contracts.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
—   Earnings growth drives equity returns over the long term.
—   Early-stage and traditional growth companies provide the greatest opportunity.
—   Risk management with respect to the Fund's portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
—   A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Counterparty Risk—the counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

IPO Risk—the prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Leverage Risk—borrowing and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Investments in the financials and information technology sectors may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuations, asset flow fluctuation, and capital market fluctuations. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/15 (Institutional Class)

Best Quarter: 15.43% (1st Quarter 2012) Worst Quarter: -15.97% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - AMG Trilogy Emerging Markets Equity Fund	1 Year	Since Inception		Inception Date
Service Class	(15.73%)	(7.08%)	[1]	Mar. 01, 2011
Service Class | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(14.92%)	(4.32%)	[1]	Mar. 01, 2011
Investor Class	(16.09%)	(7.55%)	[2]	Mar. 01, 2012
Investor Class | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(14.92%)	(5.23%)	[2]	Mar. 01, 2012
Institutional Class	(15.66%)	(6.99%)	[1]	Mar. 01, 2011
Institutional Class | Return After Taxes on Distributions	(15.70%)	(7.05%)	[1]	Mar. 01, 2011
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	(8.45%)	(4.98%)	[1]	Mar. 01, 2011
Institutional Class | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(14.92%)	(4.32%)	[1]	Mar. 01, 2011
[1]	Service Class, Institutional Class and Index performance shown reflects performance since the inception date of the Fund’s Service Class and Institutional Class on March 1, 2011.
[2]	Investor Class and Index performance shown reflects performance since the inception date of the Fund’s Investor Class on March 1, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Service Class and Investor Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.